UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s: Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential QMA Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 97.4%
Brazil — 6.0%
Ambev SA	25,700	$177,061
Atacadao Distribuicao Comercio e Industria Ltda*	2,200	11,117
Banco Bradesco SA	910	11,234
Banco Santander Brasil SA, UTS	21,400	240,733
BB Seguridade Participacoes SA	3,800	37,105
Cia de Saneamento Basico do Estado de Sao Paulo	18,000	205,537
Engie Brasil Energia SA	16,500	186,130
Hypermarcas SA	1,900	21,672
Klabin SA, UTS	2,700	15,093
Localiza Rent a Car SA	12,430	100,579
Lojas Renner SA	20,400	242,418
Odontoprev SA	40,200	209,832
Petroleo Brasileiro SA*	15,300	102,288
Suzano Papel e Celulose SA	2,300	14,915
TIM Participacoes SA	4,500	19,068
Vale SA	26,332	342,581

		1,937,363

Chile — 0.8%
Cencosud SA	7,674	23,974
Enel Generacion Chile SA	228,727	218,107

		242,081

China — 29.5%
58.com, Inc., ADR*	200	15,976
AAC Technologies Holdings, Inc.	4,000	66,278
Agricultural Bank of China Ltd. (Class H Stock)	498,000	304,695
Alibaba Group Holding Ltd., ADR*	5,900	1,205,311
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	35,664
ANTA Sports Products Ltd.	25,000	119,952
Autohome, Inc., ADR	400	33,312
Baidu, Inc., ADR*	700	172,844
Bank of China Ltd. (Class H Stock)	417,000	249,922
Bank of Communications Co. Ltd. (Class H Stock)	149,000	128,674
China Cinda Asset Management Co. Ltd. (Class H Stock)	44,000	18,586
China Construction Bank Corp. (Class H Stock)	630,000	723,285
China Everbright International Ltd.	4,000	6,092
China Huarong Asset Management Co. Ltd. (Class H Stock)	110,000	55,497
China Medical System Holdings Ltd.	42,000	89,902
China Merchants Bank Co. Ltd. (Class H Stock)	19,500	95,205
China Mobile Ltd.	15,500	163,221
China Railway Construction Corp. Ltd. (Class H Stock)	10,000	12,142
China Shenhua Energy Co. Ltd. (Class H Stock)	18,000	55,931
China Telecom Corp. Ltd. (Class H Stock)	420,000	208,014
China Vanke Co. Ltd. (Class H Stock)	6,600	32,148
CITIC Ltd.	30,000	47,215
Country Garden Holdings Co. Ltd.	134,000	287,831
CSPC Pharmaceutical Group Ltd.	20,000	44,305
Fosun International Ltd.	14,500	34,137
Geely Automobile Holdings Ltd.	88,000	279,960
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	96,000	216,376
Haitian International Holdings Ltd.	63,000	197,807
Hengan International Group Co. Ltd.	23,500	225,148
Industrial & Commercial Bank of China Ltd. (Class H Stock)	612,000	576,485
Jiangxi Copper Co. Ltd. (Class H Stock)	7,000	11,826
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	80,000	45,582
PICC Property & Casualty Co. Ltd. (Class H Stock)	26,000	53,788

Ping An Insurance Group Co. of China Ltd. (Class H Stock)	46,500	547,677
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	96,000	71,110
Shanghai Industrial Holdings Ltd.	62,000	181,130
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	35,400	92,494
Shimao Property Holdings Ltd.	6,500	19,288
Sihuan Pharmaceutical Holdings Group Ltd.	19,000	7,295
Sino-Ocean Group Holding Ltd.	271,000	223,732
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	34,000	20,759
Tencent Holdings Ltd.	34,400	2,032,608
Weibo Corp., ADR*	200	25,914
Weichai Power Co. Ltd. (Class H Stock)	161,000	200,835
YY, Inc., ADR*	2,000	265,920

		9,501,873

Czech Republic — 0.5%
Moneta Money Bank A/S	38,374	159,273

Hong Kong — 1.3%
GCL-Poly Energy Holdings Ltd.	1,265,000	217,546
Haier Electronics Group Co. Ltd.*	47,000	160,448
Nine Dragons Paper Holdings Ltd.	9,000	13,963
Sino Biopharmaceutical Ltd.	15,000	27,515

		419,472

Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	16,744	204,516
OTP Bank PLC	612	28,356
Richter Gedeon Nyrt	6,816	174,967

		407,839

India — 7.4%
Aurobindo Pharma Ltd.	12,184	120,746
Bajaj Auto Ltd.	4,200	220,077
Havells India Ltd.	1,204	9,870
Hindalco Industries Ltd.	6,345	25,497
Hindustan Petroleum Corp. Ltd.	35,581	222,027
Hindustan Unilever Ltd.	3,394	73,045
Housing Development Finance Corp. Ltd.	2,094	64,342
Indian Oil Corp. Ltd.	27,428	179,857
Infosys Ltd., ADR(a)	20,100	362,001
Mahindra & Mahindra Ltd., GDR	8,560	102,720
Maruti Suzuki India Ltd.	352	52,555
Nestle India Ltd.	127	14,897
Reliance Industries Ltd., GDR, 144A	7,104	214,541
Shriram Transport Finance Co. Ltd.	799	17,302
Tata Steel Ltd., GDR	1,645	19,082
Tech Mahindra Ltd.	25,965	250,235
Titan Co. Ltd.	18,179	248,547
Vakrangee Ltd.	2,322	13,309
Vedanta Ltd., ADR	6,900	147,798
Wipro Ltd., ADR	5,400	29,646

		2,388,094

Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	292,400	205,318
Gudang Garam Tbk PT	11,500	69,651
Hanjaya Mandala Sampoerna Tbk PT	45,200	16,531
Indofood Sukses Makmur Tbk PT	155,300	89,858

		381,358

Malaysia — 2.4%
AirAsia Bhd	225,000	238,908
Genting Bhd	16,500	40,725
Hartalega Holdings Bhd	3,500	10,615
Hong Leong Bank Bhd	3,500	16,682
Malaysia Airports Holdings Bhd	87,700	203,485
Maxis Bhd	10,100	15,742
Petronas Chemicals Group Bhd	12,200	25,430
PPB Group Bhd	36,700	163,998
Tenaga Nasional Bhd	17,200	69,558

		785,143

Mexico — 3.6%
America Movil SAB de CV (Class L Stock)	321,100	300,712
Coca-Cola Femsa SAB de CV (Class L Stock)	2,700	20,668
Gruma SAB de CV (Class B Stock)	17,065	204,064
Grupo Financiero Banorte SAB de CV (Class O Stock)	46,000	294,609
Grupo Mexico SAB de CV (Class B Stock)	20,800	73,447
Wal-Mart de Mexico SAB de CV	102,700	256,919

		1,150,419

Philippines — 0.4%
Ayala Corp.	2,240	45,856
Globe Telecom, Inc.	2,620	97,017

		142,873

Poland — 1.3%
Jastrzebska Spolka Weglowa SA*	6,793	197,139
LPP SA	7	20,333
Polski Koncern Naftowy ORLEN SA	6,051	196,263

		413,735

Qatar — 1.5%
Masraf Al Rayan QSC	19,298	214,460
Ooredoo QPSC	7,106	186,290
Qatar Islamic Bank SAQ	3,264	87,904

		488,654

Romania — 0.1%
NEPI Rockcastle PLC	1,758	23,968

Russia — 3.4%
Gazprom PJSC	69,830	178,043
Inter RAO UES PJSC	173,000	11,635
LUKOIL PJSC	2,489	164,761
Magnit PJSC , GDR	576	12,960
MMC Norilsk Nickel PJSC	423	87,201
Mobile TeleSystems PJSC, ADR	4,200	50,988
Novatek PJSC, GDR	244	32,476
Novolipetsk Steel PJSC	6,260	16,372
PhosAgro PJSC, GDR	489	7,751
Rosneft Oil Co. PJSC	2,040	12,465
Rostelecom PJSC	30,390	36,172
Sberbank of Russia PJSC, ADR	15,920	320,788
Sistema PJSC FC, GDR	8,710	39,213
Surgutneftegas OJSC, ADR	2,756	14,028
Tatneft PJSC	11,470	115,996

		1,100,849

South Africa — 5.5%
Aspen Pharmacare Holdings Ltd.	2,082	47,576

Barclays Africa Group Ltd.	3,706	56,320
Bid Corp. Ltd.	1,674	37,551
Exxaro Resources Ltd.	1,124	13,552
FirstRand Ltd.	2,867	16,082
Growthpoint Properties Ltd., REIT	96,372	226,357
Kumba Iron Ore Ltd.	360	10,888
Naspers Ltd. (Class N Stock)	3,036	864,639
Pick’n Pay Stores Ltd.	2,033	11,658
Resilient REIT Ltd., REIT	1,634	16,148
Sanlam Ltd.	6,813	50,721
Sappi Ltd.	29,201	209,945
Sasol Ltd.	3,107	111,651
Shoprite Holdings Ltd.	2,418	50,333
Standard Bank Group Ltd.	2,363	39,996
Steinhoff International Holdings NV	14,699	8,476
Telkom SA SOC Ltd.	1,333	5,794

		1,777,687

South Korea — 13.5%
Cheil Worldwide, Inc.	379	7,540
Daelim Industrial Co. Ltd.	748	56,841
Hana Financial Group, Inc.	5,885	286,776
Hanwha Chemical Corp.	565	18,617
Hotel Shilla Co. Ltd.	2,489	216,087
Hyundai Marine & Fire Insurance Co. Ltd.	349	15,138
Hyundai Steel Co.	1,254	66,812
Industrial Bank of Korea	5,191	80,885
KB Financial Group, Inc.	5,108	321,232
KT Corp.	40	1,107
KT&G Corp.	634	63,228
LG Corp.	503	41,951
LG Uplus Corp.	13,661	182,861
Lotte Chemical Corp.	638	250,811
Lotte Shopping Co. Ltd.	62	13,996
POSCO	930	331,718
S-Oil Corp.	247	28,451
Samsung Electronics Co. Ltd.	531	1,241,121
Samsung SDS Co. Ltd.	118	28,328
Shinhan Financial Group Co. Ltd.	5,496	272,854
SK Hynix, Inc.	6,158	422,715
SK Telecom Co. Ltd.	803	199,403
Woori Bank	13,239	208,730

		4,357,202

Taiwan — 11.6%
AU Optronics Corp.	442,000	210,230
Cathay Financial Holding Co. Ltd.	148,000	276,772
Chailease Holding Co. Ltd.	6,000	20,166
China Life Insurance Co. Ltd.	13,000	13,371
CTBC Financial Holding Co. Ltd.	89,000	65,034
Formosa Plastics Corp.	21,000	74,516
Fubon Financial Holding Co. Ltd.	139,000	258,220
Hon Hai Precision Industry Co. Ltd.	26,000	81,968
Innolux Corp.	228,000	107,380
Nan Ya Plastics Corp.	25,000	68,637
Nanya Technology Corp.	80,000	217,144
Shin Kong Financial Holding Co. Ltd.	570,000	209,126
Synnex Technology International Corp.	149,000	210,685
Taiwan Cooperative Financial Holding Co. Ltd.	41,200	24,520
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	1,005,020

Uni-President Enterprises Corp.	109,000	261,653
Win Semiconductors Corp.	9,000	80,407
Yageo Corp.	10,000	132,158
Yuanta Financial Holding Co. Ltd.	444,000	212,963
Zhen Ding Technology Holding Ltd.	87,000	198,901

		3,728,871

Thailand — 3.2%
Airports of Thailand PCL	92,900	206,383
Charoen Pokphand Foods PCL	141,500	106,531
Kasikornbank PCL	8,900	65,593
PTT Global Chemical PCL	75,300	231,227
PTT PCL	13,200	207,248
Thai Oil PCL	67,400	220,472

		1,037,454

Turkey — 2.0%
Akbank Turk A/S	12,781	37,045
BIM Birlesik Magazalar A/S	1,152	22,964
Eregli Demir ve Celik Fabrikalari TAS	6,774	17,910
Ford Otomotiv Sanayi A/S	12,821	204,672
KOC Holding A/S	18,621	90,608
Turkcell Iletisim Hizmetleri A/S	5,924	24,584
Turkiye Garanti Bankasi A/S	74,486	242,980

		640,763

United Arab Emirates — 0.6%
Aldar Properties PJSC	16,510	10,297
DAMAC Properties Dubai Co. PJSC	9,749	8,847
Dubai Islamic Bank PJSC	109,029	180,877

		200,021

United States — 0.3%
Yum China Holdings, Inc.	2,000	92,780

TOTAL COMMON STOCKS (cost $24,080,525)		31,377,772

EXCHANGE TRADED FUND — 1.1%
United States
iShares MSCI Emerging Markets ETF (cost $251,820)	6,638	338,737

PREFERRED STOCKS — 1.5%
Brazil — 0.8%
Cia Paranaense de Energia (PRFC B)	15,100	116,165
Itau Unibanco Holding SA (PRFC)	4,600	75,454
Telefonica Brasil SA (PRFC)	2,500	42,255

		233,874

Russia — 0.1%
Transneft PJSC (PRFC)	11	35,207

South Korea — 0.6%
LG Chem Ltd. (PRFC)	43	9,965
Samsung Electronics Co. Ltd. (PRFC)	96	189,730

		199,695

TOTAL PREFERRED STOCKS (cost $377,897)		468,776

TOTAL LONG-TERM INVESTMENTS (cost $24,710,242)		32,185,285

SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	95,609	95,609
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $170,124; includes $169,714 of cash collateral for securities on loan)(b)(w)	170,123	170,141

TOTAL SHORT-TERM INVESTMENTS (cost $265,733)		265,750

TOTAL INVESTMENTS — 100.8% (cost $24,975,975)		32,451,035
Liabilities in excess of other assets — (0.8)%		(250,259)

NET ASSETS — 100.0%		$32,200,776

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,891; cash collateral of $169,714 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,937,363	$—	$—
Chile	242,081	—	—
China	1,719,277	7,782,596	—
Czech Republic	—	159,273	—
Hong Kong	—	419,472	—
Hungary	—	407,839	—
India	875,788	1,512,306	—
Indonesia	—	381,358	—
Malaysia	—	785,143	—
Mexico	1,150,419	—	—
Philippines	—	142,873	—
Poland	—	413,735	—
Qatar	—	488,654	—
Romania	—	23,968	—
Russia	478,204	622,645	—
South Africa	—	1,777,687	—
South Korea	—	4,357,202	—
Taiwan	—	3,728,871	—
Thailand	—	1,037,454	—
Turkey	—	640,763	—
United Arab Emirates	—	200,021	—
United States	92,780	—	—
Exchange Traded Fund
United States	338,737	—	—
Preferred Stocks
Brazil	233,874	—	—
Russia	—	35,207	—
South Korea	—	199,695	—
Affiliated Mutual Funds	265,750	—	—

Total	$7,334,273	$25,116,762	$—

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$509,136	L1 to L2	Official Close to Model Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	17.4%
Internet Software & Services	11.7
Oil, Gas & Consumable Fuels	6.8
Semiconductors & Semiconductor Equipment	6.0
Technology Hardware, Storage & Peripherals	4.4
Metals & Mining	4.2
Insurance	3.9
Automobiles	3.3
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	2.8
Media	2.7
Food Products	2.6
Chemicals	2.5
IT Services	2.1

Diversified Telecommunication Services	2.1
Real Estate Management & Development	1.9
Pharmaceuticals	1.7
Food & Staples Retailing	1.3
Independent Power & Renewable Electricity Producers	1.3
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.2
Transportation Infrastructure	1.3
Industrial Conglomerates	1.2
Diversified Financial Services	1.1
Exchange Traded Fund	1.1
Health Care Providers & Services	0.9
Capital Markets	0.9
Affiliated Mutual Funds (including 0.5% of collateral for securities on loan)	0.8
Multiline Retail	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Airlines	0.7
Paper & Forest Products	0.7
Personal Products	0.7

Specialty Retail	0.7
Water Utilities	0.7
Beverages	0.6
Electric Utilities	0.6
Household Durables	0.5
Tobacco	0.5
Hotels, Restaurants & Leisure	0.4
Road & Rail	0.3
Health Care Equipment & Supplies	0.3
Household Products	0.2
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.2
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Electrical Equipment	0.0	*
Commercial Services & Supplies	0.0	*

	100.8
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than +/- 0.05%

Prudential QMA International Developed Markets Index Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 93.7%
Australia — 6.2%
Adelaide Brighton Ltd.	955	$4,996
AGL Energy Ltd.	1,275	24,022
Alumina Ltd.	5,273	10,197
Amcor Ltd.	2,246	26,263
AMP Ltd.	5,975	25,238
Ansell Ltd.	270	5,461
APA Group	2,136	13,828
Aristocrat Leisure Ltd.	1,233	23,691
ASX Ltd.	394	17,337
Aurizon Holdings Ltd.	4,133	15,549
AusNet Services	3,613	4,931
Australia & New Zealand Banking Group Ltd.	5,801	133,245
Bank of Queensland Ltd.	845	8,418
Bendigo & Adelaide Bank Ltd.	990	9,326
BHP Billiton Ltd.	6,346	155,193
BHP Billiton PLC	4,080	90,863
Boral Ltd.	2,266	14,560
Brambles Ltd.	3,091	24,582
Caltex Australia Ltd.	499	13,967
Challenger Ltd.	1,106	12,123
CIMIC Group Ltd.	185	7,025
Coca-Cola Amatil Ltd.	1,004	6,777
Cochlear Ltd.	117	16,330
Commonwealth Bank of Australia	3,474	220,411
Computershare Ltd.	925	12,416
Crown Resorts Ltd.	698	7,440
CSL Ltd.	896	105,351
Dexus, REIT	2,094	16,074
Domino’s Pizza Enterprises Ltd.	128	4,936
Flight Centre Travel Group Ltd.	111	4,561
Fortescue Metals Group Ltd.	3,099	12,307
Goodman Group, REIT	3,386	22,096
GPT Group (The), REIT	3,460	14,025
Harvey Norman Holdings Ltd.	910	3,304
Healthscope Ltd.	3,349	5,210
Iluka Resources Ltd.	800	6,493
Incitec Pivot Ltd.	3,170	9,489
Insurance Australia Group Ltd.	4,620	26,906
LendLease Group	1,116	14,182
Link Administration Holdings Ltd.	933	6,707
Macquarie Group Ltd.	602	49,952
Magellan Financial Group Ltd.	246	5,452
Medibank Private Ltd.	5,298	14,266
Mirvac Group, REIT	7,094	12,606
National Australia Bank Ltd.	5,340	125,100
Newcrest Mining Ltd.	1,553	28,402
Orica Ltd.	724	11,167
Origin Energy Ltd.*	3,447	25,820
Platinum Asset Management Ltd.	508	3,402
Qantas Airways Ltd.	1,640	6,950
QBE Insurance Group Ltd.	2,659	23,053
Ramsay Health Care Ltd.	264	14,561
REA Group Ltd.	92	5,465
Reece Ltd.	940	7,213
Santos Ltd.*	3,460	14,177
Scentre Group, REIT	10,134	34,005
SEEK Ltd.	664	10,453
Sonic Healthcare Ltd.	810	15,525

South32 Ltd.	10,547	32,389
Star Entertainment Group Ltd. (The)	1,561	7,614
Stockland, REIT	4,733	16,144
Suncorp Group Ltd.	2,526	27,776
Sydney Airport	2,126	11,666
Tabcorp Holdings Ltd.	3,651	15,198
Telstra Corp. Ltd.	8,482	25,078
TPG Telecom Ltd.	818	4,188
Transurban Group	4,451	43,092
Treasury Wine Estates Ltd.	1,494	20,579
Vicinity Centres, REIT	6,564	14,269
Vocus Group Ltd.	1,240	2,982
Washington H Soul Pattinson & Co. Ltd.	193	2,676
Wesfarmers Ltd.	2,223	78,411
Westfield Corp., REIT	3,861	28,598
Westpac Banking Corp.	6,705	167,055
Woodside Petroleum Ltd.	1,658	44,267
Woolworths Group Ltd.	2,550	55,383

		2,160,764

Austria — 0.3%
ams AG*	104	9,610
ANDRITZ AG	146	8,765
BAWAG Group AG, 144A*	49	2,853
Erste Group Bank AG*	567	28,560
EVN AG	51	1,045
IMMOFINANZ AG*	1,688	4,325
Mayr Melnhof Karton AG	18	2,826
Oesterreichische Post AG	54	2,572
OMV AG	291	18,737
Raiffeisen Bank International AG*	257	11,048
Strabag SE	38	1,644
Telekom Austria AG*	216	2,088
UNIQA Insurance Group AG	231	2,845
Verbund AG	85	2,357
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	2,448
voestalpine AG	219	14,225

		115,948

Belgium — 1.1%
Ackermans & Van Haaren NV	42	7,828
Ageas	371	19,616
Anheuser-Busch InBev SA/NV	1,499	169,777
Bekaert SA	83	3,771
bpost SA	196	6,517
Cie d’Entreprises CFE	12	1,733
Colruyt SA	128	7,086
D’ieteren SA/NV	42	1,961
Elia System Operator SA/NV	63	3,872
Financiere de Tubize SA	50	4,200
Galapagos NV*	80	9,501
Groupe Bruxelles Lambert SA	138	16,257
KBC Ancora	75	5,068
KBC Group NV	539	51,823
Proximus SADP	283	9,544
Sofina SA	31	5,404
Solvay SA	137	19,837
Telenet Group Holding NV*	101	7,770
UCB SA	233	20,309
Umicore SA	361	19,005

		390,879

Chile — 0.0%
Antofagasta PLC	732	9,688

China — 0.4%
AAC Technologies Holdings, Inc.	1,200	19,884
BOC Hong Kong Holdings Ltd.	6,900	35,190
China Mengniu Dairy Co. Ltd.*	5,400	17,604
FIH Mobile Ltd.	6,000	1,789
Guotai Junan International Holdings Ltd.	6,000	2,178
Minth Group Ltd.	500	2,816
Semiconductor Manufacturing International Corp.*	5,600	8,059
Shui On Land Ltd.	8,000	2,775
Tingyi Cayman Islands Holding Corp.	4,400	9,151
Uni-President China Holdings Ltd.	2,200	2,017
Want Want China Holdings Ltd.	11,000	9,694
Xinyi Solar Holdings Ltd.	8,000	3,676
Yangzijiang Shipbuilding Holdings Ltd.	4,000	4,865

		119,698

Colombia — 0.0%
Millicom International Cellular SA, SDR	182	13,576

Denmark — 1.7%
AP Moller - Maersk A/S (Class A Stock)	9	15,377
AP Moller - Maersk A/S (Class B Stock)	13	23,208
Carlsberg A/S (Class B Stock)	208	26,736
Chr Hansen Holding A/S	169	14,766
Coloplast A/S (Class B Stock)	258	22,937
Danske Bank A/S	1,403	56,971
Dfds A/S	56	3,360
DSV A/S	373	30,668
FLSmidth & Co. A/S	97	5,713
Genmab A/S*	106	19,396
GN Store Nord A/S	279	9,408
H. Lundbeck A/S	112	5,709
ISS A/S	368	14,358
Jyske Bank A/S	139	8,036
Nets A/S, 144A*	232	6,387
Novo Nordisk A/S (Class B Stock)	3,491	193,745
Novozymes A/S (Class B Stock)	414	22,967
Orsted A/S, 144A	319	19,364
Pandora A/S	211	19,995
Rockwool International A/S (Class A Stock)	13	3,353
Rockwool International A/S (Class B Stock)	12	3,352
TDC A/S	1,698	11,333
Topdanmark A/S*	94	4,491
Tryg A/S	205	4,989
Vestas Wind Systems A/S	421	28,716
William Demant Holding A/S*	214	6,767

		582,102

Finland — 1.0%
Amer Sports OYJ*	223	6,296
Cargotec OYJ (Class B Stock)	76	4,431
Elisa OYJ	279	11,875
Fortum OYJ	852	18,476
Huhtamaki OYJ	209	8,922

Kesko OYJ (Class A Stock)	50	2,840
Kesko OYJ (Class B Stock)	127	7,407
Kone OYJ (Class B Stock)	750	42,934
Metso OYJ	189	6,599
Neste OYJ	253	17,510
Nokia OYJ	11,114	53,609
Nokian Renkaat OYJ	262	13,237
Orion OYJ (Class A Stock)	59	2,534
Orion OYJ (Class B Stock)	213	8,544
Outokumpu OYJ	590	5,061
Sampo OYJ (Class A Stock)	931	54,090
Stora Enso OYJ (Class R Stock)	1,083	18,598
UPM-Kymmene OYJ	1,053	35,506
Wartsila OYJ Abp	302	20,633

		339,102

France — 9.0%
Accor SA	358	20,376
Aeroports de Paris	54	11,215
Air France-KLM*	412	6,390
Air Liquide SA	829	111,788
Airbus SE	1,079	124,084
ALD SA, 144A*	148	2,613
Alstom SA	295	12,940
Altarea SCA, REIT	7	1,789
Altran Technologies SA	287	5,340
Amundi SA, 144A	104	9,813
Arkema SA	145	18,511
Atos SE	180	28,387
AXA SA	3,764	123,789
BioMerieux	88	8,332
BNP Paribas SA	2,132	176,091
Bollore SA	1,944	11,286
Bouygues SA	402	22,343
Bureau Veritas SA	486	14,241
Capgemini SE	302	40,088
Carrefour SA	1,112	26,519
Casino Guichard Perrachon SA	121	7,070
Cie de Saint-Gobain	973	56,517
Cie Plastic Omnium SA	105	5,394
CNP Assurances	303	7,766
Credit Agricole SA	2,223	41,912
Criteo SA, ADR*	115	2,738
Danone SA	1,150	98,977
Dassault Aviation SA	5	8,355
Dassault Systemes SE	262	30,204
Edenred	444	14,329
Eiffage SA	144	17,458
Electricite de France SA	952	13,096
Elior Group SA, 144A	264	6,076
Engie SA	3,308	57,441
Essilor International Cie Generale d’Optique SA	398	56,502
Euler Hermes Group	30	4,541
Eurazeo SA	83	8,738
Eutelsat Communications SA	361	7,946
Faurecia	145	13,011
Financiere de L’Odet	2	2,644
Fonciere Des Regions, REIT	73	8,024
Gecina SA, REIT	89	17,391
Getlink SE	865	12,131

ICADE, REIT	68	7,375
Iliad SA	47	12,160
Imerys SA	70	7,502
Ingenico Group SA	109	12,407
Ipsen SA	70	9,803
JCDecaux SA	133	5,754
Kering	148	74,969
Klepierre SA, REIT	396	18,092
Korian SA	99	3,187
L’Oreal SA	478	108,628
Legrand SA	532	44,262
LVMH Moet Hennessy Louis Vuitton SE	494	154,747
Mercialys SA, REIT	111	2,523
Metropole Television SA	109	2,966
Natixis SA	1,599	14,560
Nexity SA*	79	4,760
Orange SA	3,798	68,629
Orpea	87	10,858
Pernod Ricard SA	418	66,571
Peugeot SA	892	20,036
Publicis Groupe SA	405	27,989
Remy Cointreau SA	52	6,844
Renault SA	362	39,760
Rexel SA	588	10,593
Safran SA	574	64,852
Sanofi	2,167	191,242
Sartorius Stedim Biotech	50	4,331
Schneider Electric SE*	1,045	97,914
SCOR SE	296	13,249
SEB SA	51	10,537
Societe BIC SA	58	6,642
Societe Fonciere Lyonnaise SA, REIT	13	927
Societe Generale SA	1,461	84,910
Sodexo SA	172	22,047
Somfy SA	10	1,114
Sopra Steria Group	25	5,074
SPIE SA	234	5,815
Suez	707	10,539
Technicolor SA	614	2,294
Teleperformance	112	16,974
Television Francaise 1	178	2,670
Thales SA	203	22,755
TOTAL SA	4,359	252,736
Ubisoft Entertainment SA*	145	12,410
Unibail-Rodamco SE, REIT	196	50,252
Valeo SA	464	36,535
Veolia Environnement SA	958	24,150
Vicat SA	38	3,131
Vinci SA	922	99,649
Vivendi SA	2,096	61,412
Wendel SA	57	10,628
Worldline SA, 144A*	80	4,523
Zodiac Aerospace	381	11,840

		3,140,323

Germany — 8.6%
adidas AG	394	91,556
Allianz SE	887	224,347
Aurubis AG	65	6,830
Axel Springer SE	86	7,557

BASF SE	1,817	213,095
Bayer AG	1,643	215,296
Bayerische Motoren Werke AG	633	72,306
Beiersdorf AG	197	23,357
Bilfinger SE	68	3,192
Brenntag AG	299	19,411
Carl Zeiss Meditec AG	54	3,535
CECONOMY AG	346	4,988
Commerzbank AG*	2,043	33,712
Continental AG	214	64,288
Covestro AG, 144A	302	34,776
CTS Eventim AG & Co. KGaA	112	5,600
Daimler AG	1,903	174,291
Delivery Hero AG, 144A*	66	2,835
Deutsche Bank AG	3,667	67,476
Deutsche Boerse AG	369	47,423
Deutsche Lufthansa AG	455	16,254
Deutsche Post AG	1,900	89,746
Deutsche Telekom AG	6,414	112,502
Deutsche Wohnen SE	714	32,284
DMG Mori AG	38	2,253
Duerr AG	48	6,613
E.ON SE	4,068	42,759
Evonik Industries AG	297	11,736
Fielmann AG	51	4,465
Fraport AG Frankfurt Airport Services Worldwide	68	8,051
Freenet AG	254	9,740
Fresenius Medical Care AG & Co. KGaA	421	48,525
Fresenius SE & Co. KGaA	794	69,496
FUCHS PETROLUB SE	68	3,453
GEA Group AG	336	16,712
GRENKE AG	54	6,440
Hannover Rueck SE	125	17,096
Hapag-Lloyd AG, 144A*	78	3,235
HeidelbergCement AG	291	31,590
Hella GmbH & Co. KGaA	82	5,843
Henkel AG & Co. KGaA	238	29,792
HOCHTIEF AG	39	7,053
HUGO BOSS AG	123	11,297
Infineon Technologies AG	2,218	64,580
Innogy SE, 144A	242	9,226
K+S AG	375	10,539
KION Group AG	139	12,776
Krones AG	25	3,494
LANXESS AG	183	15,980
LEG Immobilien AG	121	13,656
Linde AG*	369	90,609
MAN SE	76	9,042
Merck KGaA	255	27,912
METRO AG*	308	6,698
MTU Aero Engines AG	105	18,823
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	64,463
Nordex SE*	93	1,229
OSRAM Licht AG	186	16,256
ProSiebenSat.1 Media SE	444	17,010
Puma SE	4	1,687
Rational AG	6	4,221
Rheinmetall AG	87	12,315
RHOEN-KLINIKUM AG	40	1,575
RWE AG*	938	18,813

Salzgitter AG	75	4,530
SAP SE	1,804	204,107
Scout24 AG, 144A	188	8,707
Siemens AG	1,509	229,074
Software AG	99	5,373
STADA Arzneimittel AG	70	7,600
Stroeer SE & Co. KGaA	42	3,237
Suedzucker AG	153	2,916
Symrise AG	240	20,113
Talanx AG	83	3,675
Telefonica Deutschland Holding AG	1,252	6,329
thyssenkrupp AG	911	28,683
Trivago NV, ADR*(a)	486	3,961
Uniper SE	411	12,270
United Internet AG	241	17,584
Volkswagen AG	56	12,424
Vonovia SE	948	46,749
Wacker Chemie AG	32	6,421
Wirecard AG	222	27,679
Zalando SE, 144A*	220	12,895

		2,988,037

Ghana — 0.0%
Tullow Oil PLC*	2,604	7,410

Hong Kong — 3.1%
AIA Group Ltd.	23,900	204,142
ASM Pacific Technology Ltd.	600	8,172
Bank of East Asia Ltd. (The)	2,400	10,360
Brightoil Petroleum Holdings Ltd.*^	7,000	1,081
Cathay Pacific Airways Ltd.*	1,700	2,694
Champion, REIT	4,000	2,964
China Goldjoy Group Ltd.	19,000	1,695
Chinese Estates Holdings Ltd.	1,000	1,683
Chow Tai Fook Jewellery Group Ltd.	2,600	2,910
CK Asset Holdings Ltd.	5,200	49,481
CK Hutchison Holdings Ltd.	5,200	70,140
CK Infrastructure Holdings Ltd.	1,200	10,679
CLP Holdings Ltd.	3,200	32,603
CP Pokphand Co. Ltd.	16,000	1,267
Dah Sing Banking Group Ltd.	800	1,890
Dairy Farm International Holdings Ltd.	600	5,091
First Pacific Co. Ltd.	5,000	3,566
Galaxy Entertainment Group Ltd.	4,000	35,288
Genting Hong Kong Ltd.	5,000	1,126
Haitong International Securities Group Ltd.	5,000	3,537
Hang Lung Group Ltd.	1,700	6,453
Hang Lung Properties Ltd.	4,000	10,543
Hang Seng Bank Ltd.	1,460	34,689
Henderson Land Development Co. Ltd.	2,100	14,655
HK Electric Investments & HK Electric Investments Ltd., 144A	5,500	5,079
Hong Kong & China Gas Co. Ltd.	16,420	32,432
Hong Kong Exchanges & Clearing Ltd.	2,500	94,314
Hongkong & Shanghai Hotels Ltd. (The)	1,500	2,302
Hongkong Land Holdings Ltd.	2,300	16,563
Hopewell Holdings Ltd.	1,100	4,440
Hutchison Port Holdings Trust, UTS	9,000	3,722
Hysan Development Co. Ltd.	1,300	7,253
Jardine Matheson Holdings Ltd.	390	24,755
Jardine Strategic Holdings Ltd.	350	13,924

Johnson Electric Holdings Ltd.	1,000	4,081
Kerry Logistics Network Ltd.	1,000	1,439
Kerry Properties Ltd.	1,400	6,695
Kingston Financial Group Ltd.	7,200	5,587
KuangChi Science Ltd.*	3,000	866
Li & Fung Ltd.	12,000	6,113
Lifestyle China Group Ltd.*	4,500	1,339
Lifestyle International Holdings Ltd.	1,000	1,507
Link, REIT	4,500	39,827
Melco International Development Ltd.	1,300	3,892
Melco Resorts & Entertainment Ltd., ADR	334	9,947
MTR Corp. Ltd.	2,800	16,013
New World Development Co. Ltd.	11,600	18,699
NWS Holdings Ltd.	3,000	5,831
Orient Overseas International Ltd.	500	4,698
PCCW Ltd.	9,000	5,183
Power Assets Holdings Ltd.	2,400	21,329
Sands China Ltd.	4,800	28,525
Shangri-La Asia Ltd.	2,800	7,100
Sino Land Co. Ltd.	6,000	11,066
SJM Holdings Ltd.	3,600	3,590
Sun Hung Kai Properties Ltd.	2,500	43,222
Swire Pacific Ltd. (Class A Stock)	1,000	9,981
Swire Pacific Ltd. (Class B Stock)	2,300	3,942
Swire Properties Ltd.	2,000	7,002
Techtronic Industries Co. Ltd.	2,600	17,324
Value Partners Group Ltd.	2,000	2,541
VTech Holdings Ltd.	300	4,138
WH Group Ltd., 144A	17,000	21,019
Wharf Holdings Ltd. (The)	2,800	11,408
Wharf Real Estate Investment Co. Ltd.*	2,600	17,964
Wheelock & Co. Ltd.	1,200	9,385
Xinyi Glass Holdings Ltd.*	4,000	6,060
Yue Yuen Industrial Holdings Ltd.	1,800	8,135

		1,086,941

Ireland — 0.6%
AerCap Holdings NV*	270	14,607
Bank of Ireland Group PLC*	1,793	17,508
CRH PLC	1,641	60,944
Glanbia PLC	413	7,063
James Hardie Industries PLC, CDI	915	16,012
Kerry Group PLC (Class A Stock)	288	30,690
Kingspan Group PLC	308	14,205
Paddy Power Betfair PLC	158	18,336
Smurfit Kappa Group PLC	456	16,003

		195,368

Israel — 0.4%
Azrieli Group Ltd.	49	2,667
Bank Hapoalim BM	2,047	15,293
Bank Leumi Le-Israel BM	2,903	17,819
Bezeq The Israeli Telecommunication Corp. Ltd.	3,915	6,453
Check Point Software Technologies Ltd.*	231	23,888
Delek Energy Systems Ltd.	2	785
Delek Group Ltd.	9	1,582
Elbit Systems Ltd.	45	6,797
Frutarom Industries Ltd.	80	8,340
Israel Chemicals Ltd.	1,074	4,521
Mizrahi Tefahot Bank Ltd.	235	4,574

Nice Ltd.	118	10,742
Teva Pharmaceutical Industries Ltd.	1,785	36,447

		139,908

Italy — 2.3%
A2A SpA	3,051	5,863
ACEA SpA	120	2,317
Assicurazioni Generali SpA	2,568	50,947
Atlantia SpA	1,037	34,325
Autogrill SpA	241	3,356
Azimut Holding SpA	222	5,056
Banca Generali SpA	114	4,270
Banca Mediolanum SpA	525	5,151
Banco BPM SpA*	3,007	11,446
BPER Banca	1,016	5,930
Brembo SpA	282	4,554
Buzzi Unicem SpA	153	4,492
Buzzi Unicem SpA (Savings Share)	53	893
Credito Emiliano SpA	104	1,005
Davide Campari-Milano SpA	1,081	8,610
De’ Longhi SpA	124	4,172
DiaSorin SpA	48	4,644
Enel SpA	15,461	98,292
Eni SpA	4,911	88,410
Ferrari NV	248	29,589
FinecoBank Banca Fineco SpA	736	9,151
Hera SpA	1,485	5,428
Infrastrutture Wireless Italiane SpA, 144A	406	2,934
Intesa Sanpaolo SpA	26,944	105,867
Intesa Sanpaolo SpA (Savings Share)	1,698	6,481
Italgas SpA	907	5,604
Leonardo SpA	761	9,185
Luxottica Group SpA	303	19,483
Mediaset SpA*	839	3,340
Mediobanca Banca di Credito Finanziario SpA	1,182	14,375
Moncler SpA	327	10,776
Parmalat SpA	289	1,122
Pirelli & C SpA, 144A*	1,165	11,225
Poste Italiane SpA, 144A	883	7,307
PRADA SpA	1,000	4,091
Prysmian SpA	419	14,740
Recordati SpA	208	9,472
Saipem SpA*	1,254	5,883
Salvatore Ferragamo SpA	68	1,916
Snam SpA	4,750	23,105
Telecom Italia SpA*	22,284	20,053
Telecom Italia SpA (Savings Share)	12,356	9,447
Terna Rete Elettrica Nazionale SpA	2,717	16,368
Tod’s SpA	18	1,356
UniCredit SpA*	4,399	96,988
Unione di Banche Italiane SpA	1,865	9,667
Unipol Gruppo SpA	1,011	5,577
UnipolSai Assicurazioni SpA	1,961	5,070
Yoox Net-A-Porter Group SpA*	121	5,683

		815,016

Japan — 22.3%
ABC-Mart, Inc.	70	4,555
Acom Co. Ltd.*	900	3,938
Activia Properties, Inc., REIT	1	4,456

Advance Residence Investment Corp., REIT	2	5,127
Advantest Corp.	400	8,549
Aeon Co. Ltd.	1,380	23,560
AEON Financial Service Co. Ltd.	270	6,755
Aeon Mall Co. Ltd.	230	5,068
Air Water, Inc.	310	6,652
Aisin Seiki Co. Ltd.	350	20,486
Ajinomoto Co., Inc.	1,070	20,353
Alfresa Holdings Corp.	350	8,519
Alps Electric Co. Ltd.	400	11,559
Amada Holdings Co. Ltd.	700	10,412
ANA Holdings, Inc.	230	9,383
Aozora Bank Ltd.	240	9,748
Asahi Glass Co. Ltd.	390	17,174
Asahi Group Holdings Ltd.	720	36,376
Asahi Intecc Co. Ltd.	200	7,683
Asahi Kasei Corp.	2,500	32,800
Asics Corp.	400	6,604
Astellas Pharma, Inc.	3,980	52,342
Bandai Namco Holdings, Inc.	440	14,399
Bank of Kyoto Ltd. (The)	150	8,452
Benesse Holdings, Inc.	150	5,652
Bridgestone Corp.	1,250	61,008
Brother Industries Ltd.	500	12,844
Calbee, Inc.	170	6,006
Canon Marketing Japan, Inc.	100	2,754
Canon, Inc.	2,100	83,790
Casio Computer Co. Ltd.	500	7,614
Central Japan Railway Co.	324	61,547
Chiba Bank Ltd. (The)	1,500	13,059
Chiyoda Corp.	300	2,854
Chubu Electric Power Co., Inc.	1,400	17,643
Chugai Pharmaceutical Co. Ltd.	390	20,612
Chugoku Bank Ltd. (The)	350	4,614
Chugoku Electric Power Co., Inc. (The)	580	6,425
Citizen Watch Co. Ltd.	580	4,456
Coca-Cola Bottlers Japan Holdings, Inc.	280	9,919
Concordia Financial Group Ltd.	2,400	14,635
Credit Saison Co. Ltd.	350	6,395
CyberAgent, Inc.	200	8,697
CYBERDYNE, Inc.*	300	5,200
Dai Nippon Printing Co. Ltd.	650	14,535
Dai-ichi Life Holdings, Inc.	2,300	48,501
Daicel Corp.	580	7,053
Daiichi Sankyo Co. Ltd.	1,300	43,646
Daikin Industries Ltd.	540	65,157
Daito Trust Construction Co. Ltd.	116	20,331
Daiwa House Industry Co. Ltd.	1,280	50,699
Daiwa Securities Group, Inc.	3,400	24,475
DeNA Co. Ltd.	250	5,430
Denso Corp.	980	61,609
Dentsu, Inc.	480	21,537
Disco Corp.	60	14,150
Don Quijote Holdings Co. Ltd.	200	11,081
East Japan Railway Co.	710	70,868
Eisai Co. Ltd.	480	27,317
Electric Power Development Co. Ltd.	400	11,402
Ezaki Glico Co. Ltd.	130	6,634
FamilyMart UNY Holdings Co. Ltd.	170	11,433
FANUC Corp.	355	96,354

Fast Retailing Co. Ltd.	90	40,283
Fuji Electric Co. Ltd.	1,400	11,559
FUJIFILM Holdings Corp.	770	29,681
Fujitsu Ltd.	3,800	28,058
Fukuoka Financial Group, Inc.	1,000	5,819
GLP J-Reit , REIT	5	5,796
GungHo Online Entertainment, Inc.	900	2,595
Gunma Bank Ltd. (The)	900	5,446
Hachijuni Bank Ltd. (The)	790	4,697
Hakuhodo DY Holdings, Inc.	500	7,528
Hamamatsu Photonics KK	300	11,132
Hankyu Hanshin Holdings, Inc.	470	18,989
Haseko Corp.	600	9,383
Hikari Tsushin, Inc.	20	2,915
Hino Motors Ltd.	600	7,979
Hirose Electric Co. Ltd.	30	4,517
Hiroshima Bank Ltd. (The)	700	5,883
Hisamitsu Pharmaceutical Co., Inc.	100	6,854
Hitachi Capital Corp.	100	2,762
Hitachi Chemical Co. Ltd.	250	6,404
Hitachi Construction Machinery Co. Ltd.	240	10,795
Hitachi High-Technologies Corp.	150	7,082
Hitachi Ltd.	8,800	70,222
Hitachi Metals Ltd.	400	5,458
Hokuriku Electric Power Co.	400	3,273
Honda Motor Co. Ltd.	3,540	124,841
Hoshizaki Corp.	130	12,333
Hoya Corp.	720	36,981
Hulic Co. Ltd.	760	9,662
Ibiden Co. Ltd.	200	3,118
Idemitsu Kosan Co. Ltd.	350	13,139
IHI Corp.	300	10,077
Iida Group Holdings Co. Ltd.	270	5,358
Inpex Corp.	1,800	23,475
Isetan Mitsukoshi Holdings Ltd.	700	8,409
Isuzu Motors Ltd.	1,100	18,627
Ito En Ltd.	130	5,382
ITOCHU Corp.	2,800	55,095
Itochu Techno-Solutions Corp.	100	4,407
Itoham Yonekyu Holdings, Inc.	300	2,756
Iyo Bank Ltd. (The)	570	4,706
Izumi Co. Ltd.	100	6,353
J Front Retailing Co. Ltd.	500	9,190
Japan Airport Terminal Co. Ltd.	100	3,885
Japan Exchange Group, Inc.	1,100	19,864
Japan Hotel REIT Investment Corp., REIT	9	6,677
Japan Post Bank Co. Ltd.	800	10,828
Japan Post Holdings Co. Ltd.	2,600	31,081
Japan Post Insurance Co. Ltd.	200	5,302
Japan Prime Realty Investment Corp., REIT	1	3,535
Japan Real Estate Investment Corp., REIT	2	10,285
Japan Retail Fund Investment Corp., REIT	6	11,976
Japan Tobacco, Inc.	2,380	78,873
JFE Holdings, Inc.	1,080	25,676
JGC Corp.	460	9,997
JSR Corp.	400	9,508
JTEKT Corp.	500	8,978
JXTG Holdings, Inc.	6,410	42,675
Kajima Corp.	1,500	14,892
Kakaku.com, Inc.	300	5,271

Kaken Pharmaceutical Co. Ltd.	100	5,240
Kamigumi Co. Ltd.	280	6,163
Kaneka Corp.	200	1,862
Kansai Electric Power Co., Inc. (The)	1,500	18,691
Kansai Paint Co. Ltd.	380	9,399
Kao Corp.	910	63,235
Kawasaki Heavy Industries Ltd.	310	12,836
KDDI Corp.	3,630	92,123
Keihan Holdings Co. Ltd.	200	6,340
Keikyu Corp.	500	9,882
Keio Corp.	250	11,904
Keisei Electric Railway Co. Ltd.	350	11,886
Kewpie Corp.	300	8,583
Keyence Corp.	165	100,833
Kikkoman Corp.	380	15,778
Kintetsu Group Holdings Co. Ltd.	360	14,254
Kirin Holdings Co. Ltd.	1,660	41,583
Kobayashi Pharmaceutical Co. Ltd.	140	9,273
Kobe Steel Ltd.*	600	6,247
Koito Manufacturing Co. Ltd.	250	17,660
Komatsu Ltd.	1,810	71,138
Konami Holdings Corp.	140	8,067
Konica Minolta, Inc.	900	9,009
Kose Corp.	30	5,181
Kubota Corp.	2,200	44,963
Kuraray Co. Ltd.	700	13,148
Kurita Water Industries Ltd.	260	8,535
Kyocera Corp.	620	41,389
Kyowa Hakko Kirin Co. Ltd.	540	10,535
Kyushu Electric Power Co., Inc.	900	9,894
Kyushu Railway Co.	330	10,613
Lawson, Inc.	100	6,782
LINE Corp.*	40	1,788
Lion Corp.	540	10,132
LIXIL Group Corp.	560	15,780
M3, Inc.	480	17,596
Mabuchi Motor Co. Ltd.	100	5,950
Makita Corp.	450	21,260
Marubeni Corp.	3,100	23,315
Marui Group Co. Ltd.	400	7,311
Maruichi Steel Tube Ltd.	200	6,019
Matsumotokiyoshi Holdings Co. Ltd.	180	7,396
Mazda Motor Corp.	1,200	16,903
McDonald’s Holdings Co. Japan Ltd.	150	6,754
Medipal Holdings Corp.	300	5,856
MEIJI Holdings Co. Ltd.	286	23,987
MINEBEA MITSUMI, Inc.	900	20,484
MISUMI Group, Inc.	580	17,560
Mitsubishi Chemical Holdings Corp.	2,600	28,356
Mitsubishi Corp.	2,560	71,745
Mitsubishi Electric Corp.	3,980	73,248
Mitsubishi Estate Co. Ltd.	2,400	46,163
Mitsubishi Gas Chemical Co., Inc.	390	11,055
Mitsubishi Heavy Industries Ltd.	630	23,773
Mitsubishi Logistics Corp.	140	3,680
Mitsubishi Materials Corp.	240	8,935
Mitsubishi Motors Corp.	1,500	11,161
Mitsubishi Tanabe Pharma Corp.	440	8,948
Mitsubishi UFJ Financial Group, Inc.	25,400	192,059
Mitsubishi UFJ Lease & Finance Co. Ltd.	850	5,509

Mitsui & Co. Ltd.	3,300	58,062
Mitsui Chemicals, Inc.	440	13,873
Mitsui Fudosan Co. Ltd.	1,860	48,985
Mitsui OSK Lines Ltd.	270	9,727
Mixi, Inc.	180	7,948
Mizuho Financial Group, Inc.	50,600	95,925
MonotaRO Co. Ltd.	150	4,744
MS&AD Insurance Group Holdings, Inc.	1,000	34,159
Murata Manufacturing Co. Ltd.	350	51,759
Nabtesco Corp.	260	12,363
Nagoya Railroad Co. Ltd.	360	9,503
Nankai Electric Railway Co. Ltd.	260	6,776
NEC Corp.	510	15,420
Nexon Co. Ltd.*	400	13,365
NGK Insulators Ltd.	530	10,844
NGK Spark Plug Co. Ltd.	450	11,916
NH Foods Ltd.	160	3,854
NHK Spring Co. Ltd.	380	4,235
Nidec Corp.	420	67,596
Nifco, Inc.	70	4,911
Nikon Corp.	750	14,626
Nintendo Co. Ltd.	196	88,771
Nippon Building Fund, Inc., REIT	2	10,730
Nippon Electric Glass Co. Ltd.	170	7,029
Nippon Express Co. Ltd.	100	7,206
Nippon Paint Holdings Co. Ltd.	340	12,221
Nippon Prologis REIT, Inc., REIT	4	9,183
Nippon Shinyaku Co. Ltd.	120	8,230
Nippon Shokubai Co. Ltd.	20	1,424
Nippon Steel & Sumitomo Metal Corp.	1,550	39,559
Nippon Telegraph & Telephone Corp.	1,300	62,250
Nippon Yusen KK*	350	8,799
Nissan Chemical Industries Ltd.	320	13,084
Nissan Motor Co. Ltd.	3,800	40,708
Nisshin Seifun Group, Inc.	500	10,051
Nissin Foods Holdings Co. Ltd.	140	10,387
Nitori Holdings Co. Ltd.	122	19,466
Nitto Denko Corp.	310	28,483
NOK Corp.	250	5,832
Nomura Holdings, Inc.	6,500	42,435
Nomura Real Estate Holdings, Inc.	270	6,469
Nomura Real Estate Master Fund, Inc., REIT	8	11,137
Nomura Research Institute Ltd.	210	9,696
NSK Ltd.	900	14,926
NTN Corp.	800	4,126
NTT Data Corp.	1,300	15,347
NTT DOCOMO, Inc.	2,520	62,616
NTT Urban Development Corp.	260	3,415
Obayashi Corp.	1,400	16,903
Obic Co. Ltd.	150	11,723
Odakyu Electric Railway Co. Ltd.	600	13,253
Oji Holdings Corp.	2,100	14,428
Olympus Corp.	570	21,959
Omron Corp.	410	25,698
Ono Pharmaceutical Co. Ltd.	890	21,989
Oracle Corp.	100	8,077
Orient Corp.	1,400	2,316
Oriental Land Co. Ltd.	380	37,142
ORIX Corp.	2,600	48,702
Orix JREIT, Inc., REIT	5	7,713

Osaka Gas Co. Ltd.	840	16,710
Otsuka Corp.	100	8,419
Otsuka Holdings Co. Ltd.	780	34,650
Panasonic Corp.	4,200	62,358
Park24 Co. Ltd.	200	5,003
PeptiDream, Inc.*	160	6,575
Persol Holdings Co. Ltd.	350	8,745
Pigeon Corp.	260	10,166
Pola Orbis Holdings, Inc.	170	6,655
Rakuten, Inc.	1,550	14,027
Recruit Holdings Co. Ltd.	2,430	59,343
Renesas Electronics Corp.*	980	11,549
Resona Holdings, Inc.	4,300	26,040
Ricoh Co. Ltd.	1,400	13,800
Rinnai Corp.	30	2,833
Rohm Co. Ltd.	180	19,830
Ryohin Keikaku Co. Ltd.	32	10,702
Sankyo Co. Ltd.	100	3,249
Santen Pharmaceutical Co. Ltd.	700	11,366
Sawai Pharmaceutical Co. Ltd.	100	4,553
SBI Holdings, Inc.	500	12,155
SCSK Corp.	100	4,608
Secom Co. Ltd.	360	27,592
Sega Sammy Holdings, Inc.	410	5,739
Seibu Holdings, Inc.	450	9,020
Seiko Epson Corp.	600	14,615
Sekisui Chemical Co. Ltd.	700	13,384
Sekisui House Ltd.	1,180	21,681
Seven & i Holdings Co. Ltd.	1,550	63,953
Seven Bank Ltd.	1,300	4,805
Sharp Corp.*	240	8,984
Shikoku Electric Power Co., Inc.	300	3,409
Shimadzu Corp.	550	13,971
Shimamura Co. Ltd.	20	2,351
Shimano, Inc.	160	22,934
Shimizu Corp.	1,300	13,372
Shin-Etsu Chemical Co. Ltd.	790	90,389
Shinsei Bank Ltd.	380	6,644
Shionogi & Co. Ltd.	570	31,550
Shiseido Co. Ltd.	750	38,518
Shizuoka Bank Ltd. (The)	1,260	13,474
Showa Shell Sekiyu KK	380	5,402
SMC Corp.	116	57,169
SoftBank Group Corp.	1,660	137,926
Sohgo Security Services Co. Ltd.	150	8,161
Sojitz Corp.	2,600	8,417
Sompo Holdings, Inc.	760	30,517
Sony Corp.	2,490	119,423
Sony Financial Holdings, Inc.	380	6,989
Sotetsu Holdings, Inc.	200	5,528
Square Enix Holdings Co. Ltd.	170	7,765
Stanley Electric Co. Ltd.	300	12,212
Start Today Co. Ltd.	390	11,523
Subaru Corp.	1,210	40,303
Sugi Holdings Co. Ltd.	100	5,332
SUMCO Corp.	480	13,064
Sumitomo Chemical Co. Ltd.	2,600	19,131
Sumitomo Corp.	2,200	38,039
Sumitomo Dainippon Pharma Co. Ltd.	400	5,905
Sumitomo Electric Industries Ltd.	1,570	26,871

Sumitomo Heavy Industries Ltd.	200	9,172
Sumitomo Metal Mining Co. Ltd.	490	23,007
Sumitomo Mitsui Financial Group, Inc.	2,640	118,895
Sumitomo Mitsui Trust Holdings, Inc.	800	33,311
Sumitomo Realty & Development Co. Ltd.	700	27,006
Sumitomo Rubber Industries Ltd.	400	7,791
Sundrug Co. Ltd.	80	3,443
Suntory Beverage & Food Ltd.	250	11,991
Suruga Bank Ltd.	400	8,110
Suzuken Co. Ltd.	180	7,673
Suzuki Motor Corp.	770	44,225
Sysmex Corp.	240	18,892
T&D Holdings, Inc.	1,200	21,516
Taiheiyo Cement Corp.	240	10,185
Taisei Corp.	450	22,968
Taisho Pharmaceutical Holdings Co. Ltd.	110	8,960
Taiyo Nippon Sanso Corp.	320	4,974
Takashimaya Co. Ltd.	400	4,162
Takeda Pharmaceutical Co. Ltd.	1,510	88,446
TDK Corp.	260	24,068
Teijin Ltd.	340	7,538
Terumo Corp.	640	31,325
THK Co. Ltd.	270	11,280
Tobu Railway Co. Ltd.	400	13,485
Toho Co. Ltd.	260	8,816
Toho Gas Co. Ltd.	240	7,047
Tohoku Electric Power Co., Inc.	980	12,684
Tokio Marine Holdings, Inc.	1,420	67,140
Tokyo Broadcasting System Holdings, Inc.	100	2,410
Tokyo Century Corp.	100	5,410
Tokyo Electric Power Co. Holdings, Inc.*	3,300	13,400
Tokyo Electron Ltd.	270	50,933
Tokyo Gas Co. Ltd.	840	20,043
Tokyo Tatemono Co. Ltd.	410	6,610
Tokyu Corp.	1,000	16,773
Tokyu Fudosan Holdings Corp.	1,000	7,918
Toppan Printing Co. Ltd.	700	6,599
Toray Industries, Inc.	2,990	29,828
Toshiba Corp.*	8,100	23,179
Tosoh Corp.	650	14,965
TOTO Ltd.	300	17,225
Toyo Seikan Group Holdings Ltd.	350	5,674
Toyo Suisan Kaisha Ltd.	220	8,952
Toyoda Gosei Co. Ltd.	210	5,589
Toyota Boshoku Corp.	130	2,790
Toyota Industries Corp.	320	20,919
Toyota Motor Corp.	5,070	349,310
Toyota Tsusho Corp.	460	18,695
Trend Micro, Inc.	230	12,451
Tsuruha Holdings, Inc.	40	5,586
Unicharm Corp.	800	21,428
United Urban Investment Corp., REIT	6	9,488
USS Co. Ltd.	500	11,198
Welcia Holdings Co. Ltd.	120	5,106
West Japan Railway Co.	360	27,080
Yahoo Japan Corp.	2,700	13,023
Yakult Honsha Co. Ltd.	170	14,272
Yamada Denki Co. Ltd.	1,400	8,313
Yamaguchi Financial Group, Inc.	100	1,176
Yamaha Corp.	360	14,887

Yamaha Motor Co. Ltd.	560	18,710
Yamato Holdings Co. Ltd.	770	19,885
Yamazaki Baking Co. Ltd.	300	5,919
Yaskawa Electric Corp.	460	23,807
Yokogawa Electric Corp.	500	10,667
Yokohama Rubber Co. Ltd. (The)	230	5,872

		7,784,629

Luxembourg — 0.3%
APERAM SA	111	6,601
ArcelorMittal*	1,174	42,519
Eurofins Scientific SE	19	12,368
L’Occitane International SA	750	1,388
RTL Group SA	73	6,190
SES SA	699	10,908
Tenaris SA	937	16,367
Ternium SA, ADR	104	3,548

		99,889

Macau — 0.0%
MGM China Holdings Ltd.	1,600	4,920
Wynn Macau Ltd.	2,800	9,892

		14,812

Malta — 0.0%
Kindred Group PLC, SDR	404	6,746

Netherlands — 4.2%
Aalberts Industries NV	199	10,865
ABN AMRO Group NV, CVA, 144A	833	28,196
Aegon NV	3,398	23,220
Akzo Nobel NV	498	46,609
Altice NV (Class A Stock)*	1,285	13,781
Altice NV (Class B Stock)*	146	1,566
ASM International NV	91	6,549
ASML Holding NV	621	125,901
ASR Nederland NV	296	12,930
Boskalis Westminster	157	6,265
Euronext NV, 144A	134	9,078
EXOR NV	217	16,776
Gemalto NV	170	10,486
GrandVision NV, 144A	86	2,003
HAL Trust	156	29,605
Heineken Holding NV	216	22,915
Heineken NV	463	52,036
ING Groep NV	7,676	150,721
InterXion Holding NV*	133	8,346
Koninklijke Ahold Delhaize NV	2,502	55,895
Koninklijke DSM NV	343	35,464
Koninklijke KPN NV	5,900	20,675
Koninklijke Philips NV	1,841	75,039
Koninklijke Vopak NV	125	5,643
NN Group NV	674	31,789
OCI NV*	181	4,595
Philips Lighting NV, 144A	183	7,196
Randstad Holding NV	222	15,671
Royal Dutch Shell PLC (Class A Stock)	9,028	317,038
Royal Dutch Shell PLC (Class B Stock)	7,441	263,951
SBM Offshore NV	338	6,313
VEON Ltd., ADR	461	1,752
Wolters Kluwer NV	542	28,688

		1,447,557

New Zealand — 0.2%
Auckland International Airport Ltd.	1,869	9,209
Contact Energy Ltd.	1,287	5,301
Fisher & Paykel Healthcare Corp. Ltd.	1,085	10,639
Fletcher Building Ltd.	1,498	8,642
Fonterra Co-operative Group Ltd., UTS	206	941
Mercury NZ Ltd.	1,591	4,038
Meridian Energy Ltd.	2,450	5,236
Ryman Healthcare Ltd.	802	6,476
Spark New Zealand Ltd.	3,597	9,515

		59,997

Norway — 0.6%
DNB ASA	2,112	42,927
Gjensidige Forsikring ASA	323	6,093
Kongsberg Gruppen ASA	117	2,384
Leroy Seafood Group ASA	420	2,139
Marine Harvest ASA*	772	13,368
Norsk Hydro ASA	2,647	19,274
Orkla ASA	1,533	15,953
Salmar ASA	87	2,366
Schibsted ASA (Class A Stock)	169	5,439
Schibsted ASA (Class B Stock)	187	5,650
Statoil ASA	1,902	44,566
Telenor ASA	1,330	31,095
Yara International ASA	352	16,931

		208,185

Portugal — 0.2%
Banco Comercial Portugues SA (Class R Stock)*	19,179	7,658
EDP - Energias de Portugal SA	4,439	15,575
Galp Energia SGPS SA	995	19,007
Jeronimo Martins SGPS SA	484	10,309
Navigator Co. SA (The)	406	2,280
NOS SGPS SA	376	2,560
Sonae SGPS SA	1,985	3,190

		60,579

Russia — 0.1%
Evraz PLC	1,065	5,621
X5 Retail Group NV, GDR*	212	8,128
Yandex NV (Class A Stock)*	512	19,830

		33,579

Singapore — 1.2%
Ascendas Real Estate Investment Trust, REIT	4,700	9,872
BOC Aviation Ltd., 144A	500	2,936
CapitaLand Commercial Trust, REIT	4,997	7,118
CapitaLand Ltd.	4,800	14,014
CapitaLand Mall Trust, REIT	4,800	7,691
City Developments Ltd.	900	9,070
ComfortDelGro Corp. Ltd.	4,600	7,355
DBS Group Holdings Ltd.	3,532	70,891
First Resources Ltd.	900	1,301
Frasers Centrepoint Ltd.	900	1,475
Genting Singapore PLC	11,400	11,706
Great Eastern Holdings Ltd.	240	5,512

Jardine Cycle & Carriage Ltd.	200	6,077
Keppel, REIT	4,300	4,222
Keppel Corp. Ltd.	2,800	18,437
Olam International Ltd.	1,100	1,867
Oversea-Chinese Banking Corp. Ltd.	6,500	63,907
SATS Ltd.	1,200	5,046
Sea Ltd.*	114	1,398
Sembcorp Industries Ltd.	1,600	4,135
Sembcorp Marine Ltd.	1,300	2,471
SIA Engineering Co. Ltd.	600	1,528
Singapore Airlines Ltd.	1,000	8,613
Singapore Exchange Ltd.	1,600	9,985
Singapore Post Ltd.	2,800	2,755
Singapore Press Holdings Ltd.	3,000	6,024
Singapore Technologies Engineering Ltd.	2,800	7,184
Singapore Telecommunications Ltd.	14,800	39,932
StarHub Ltd.	1,200	2,640
Suntec Real Estate Investment Trust, REIT	5,500	8,663
United Industrial Corp. Ltd.	1,300	3,348
United Overseas Bank Ltd.	2,557	53,372
UOL Group Ltd.	900	6,258
Wilmar International Ltd.	3,800	9,254

		416,057

South Africa — 0.1%
Investec PLC	1,233	9,579
Mondi PLC	742	19,777

		29,356

Spain — 3.1%
Abertis Infraestructuras SA	1,206	29,258
Acciona SA	54	4,889
Acerinox SA	324	4,765
ACS Actividades de Construccion y Servicios SA	487	19,486
Aena SME SA, 144A	126	27,437
Almirall SA	128	1,390
Amadeus IT Group SA	812	62,954
Atresmedia Corp. de Medios de Comunicacion SA	150	1,567
Banco Bilbao Vizcaya Argentaria SA	13,081	122,760
Banco de Sabadell SA	10,906	25,922
Banco Santander SA	31,404	233,152
Bankia SA	2,557	12,944
Bankinter SA	1,305	15,005
Bolsas y Mercados Espanoles SHMSF SA	140	4,775
CaixaBank SA	7,003	37,775
Cellnex Telecom SA, 144A	298	8,046
Cia de Distribucion Integral Logista Holdings SA	81	1,980
Corp Financiera Alba SA	32	1,998
Distribuidora Internacional de Alimentacion SA	1,312	7,010
Ebro Foods SA	109	2,685
EDP Renovaveis SA	265	2,318
Enagas SA	433	11,796
Endesa SA	625	14,030
Ferrovial SA	979	22,475
Fomento de Construcciones y Contratas SA*	110	1,304
Gas Natural SDG SA	613	14,174
Gestamp Automocion SA, 144A*	246	1,883
Grifols SA	674	21,677
Grupo Catalana Occidente SA	87	4,071
Iberdrola SA	11,586	94,308

Industria de Diseno Textil SA	2,062	73,786
Mapfre SA	1,886	6,697
Mediaset Espana Comunicacion SA	392	4,433
Melia Hotels International SA	261	3,688
Merlin Properties Socimi SA, REIT	716	10,309
Obrascon Huarte Lain SA*	293	1,809
Prosegur Cash SA, 144A	778	2,687
Prosegur Cia de Seguridad SA	478	3,974
Red Electrica Corp. SA	844	17,802
Repsol SA	2,407	45,299
Siemens Gamesa Renewable Energy SA	421	6,569
Tecnicas Reunidas SA	64	2,182
Telefonica SA	8,924	91,548
Zardoya Otis SA	327	3,736

		1,088,353

Sweden — 2.7%
AAK AB	59	5,488
Ahlsell AB, 144A	594	4,007
Alfa Laval AB	625	16,403
Arjo AB (Class B Stock)*	404	1,323
Assa Abloy AB (Class B Stock)	1,838	40,742
Atlas Copco AB (Class A Stock)	1,248	58,528
Atlas Copco AB (Class B Stock)	752	31,386
Autoliv, Inc.(a)	178	27,093
Axfood AB	202	4,062
Axis Communications AB	40	1,716
BillerudKorsnas AB	344	5,297
Boliden AB	531	19,277
Castellum AB	514	8,863
Electrolux AB (Class B Stock)	443	15,650
Elekta AB (Class B Stock)	674	6,439
Essity AB (Class A Stock)*	48	1,437
Essity AB (Class B Stock)*	1,192	35,707
Fabege AB	259	5,671
Fastighets AB Balder (Class B Stock)*	194	5,166
Fingerprint Cards AB (Class B Stock)*	359	555
Getinge AB (Class B Stock)	404	5,536
Hennes & Mauritz AB (Class B Stock)	1,853	32,793
Hexagon AB (Class B Stock)	504	30,052
Hexpol AB	458	4,918
Holmen AB (Class B Stock)	103	5,426
Hufvudstaden AB (Class A Stock)	249	4,007
Husqvarna AB (Class B Stock)	693	7,229
ICA Gruppen AB	148	5,782
Investment AB Latour (Class B Stock)	206	2,622
L E Lundbergforetagen AB (Class B Stock)	68	5,487
Lifco AB (Class B Stock)	76	3,062
Lundin Petroleum AB*	338	8,433
Modern Times Group MTG AB (Class B Stock)	113	5,183
NCC AB (Class A Stock)	67	1,322
NCC AB (Class B Stock)	197	3,906
Nibe Industrier AB (Class B Stock)	696	6,777
Nordea Bank AB	6,237	76,996
Ratos AB (Class B Stock)	435	2,048
Saab AB (Class B Stock)	82	3,928
Sandvik AB	2,107	41,480
Securitas AB (Class B Stock)	631	11,680
Skandinaviska Enskilda Banken AB (Class A Stock)	2,877	36,359
Skanska AB (Class B Stock)	693	14,085

SKF AB (Class A Stock)	33	813
SKF AB (Class B Stock)	750	18,538
SSAB AB (Class A Stock)*	390	2,474
SSAB AB (Class B Stock)*	1,025	5,333
Svenska Cellulosa AB SCA (Class A Stock)	137	1,588
Svenska Cellulosa AB SCA (Class B Stock)	1,144	11,837
Svenska Handelsbanken AB (Class A Stock)	2,884	41,974
Svenska Handelsbanken AB (Class B Stock)	44	650
Swedbank AB (Class A Stock)	2,057	52,607
Swedish Match AB	345	13,974
Swedish Orphan Biovitrum AB*	331	5,815
Tele2 AB (Class B Stock)	663	8,292
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	670
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,798	37,292
Telia Co. AB	4,982	25,008
Trelleborg AB (Class B Stock)	505	13,479
Volvo AB (Class A Stock)	390	8,027
Volvo AB (Class B Stock)	3,064	62,538
Wallenstam AB (Class B Stock)	317	3,001

		927,831

Switzerland — 8.1%
ABB Ltd.	3,811	106,223
Adecco Group AG	326	26,824
Allreal Holding AG*	26	4,524
Alpiq Holding AG *	18	1,408
Aryzta AG*	160	4,307
Baloise Holding AG	96	15,706
Banque Cantonale Vaudoise	6	5,047
Barry Callebaut AG*	4	8,187
Basellandschaftliche Kantonalbank	1	1,004
Basler Kantonalbank	21	1,745
Berner Kantonalbank AG	10	1,992
Bucher Industries AG	13	5,956
Chocoladefabriken Lindt & Spruengli AG	2	12,528
Cie Financiere Richemont SA	1,008	96,683
Clariant AG*	519	14,855
Coca-Cola HBC AG*	375	12,598
Credit Suisse Group AG*	5,054	97,750
DKSH Holding AG	55	5,143
dormakaba Holding AG*	6	5,521
Dufry AG*	68	10,549
Emmi AG*	4	3,033
EMS-Chemie Holding AG	15	11,027
Ferguson PLC	496	38,303
Flughafen Zurich AG	39	9,936
GAM Holding AG*	294	5,522
Geberit AG	71	33,628
Georg Fischer AG	8	11,581
Givaudan SA	19	45,738
Glencore PLC*	23,010	131,879
Helvetia Holding AG	14	8,341
Idorsia Ltd.*	162	5,019
IWG PLC	1,211	4,564
Julius Baer Group Ltd.*	438	30,089
Kuehne + Nagel International AG	97	17,814
LafargeHolcim Ltd.*	951	58,187
Lonza Group AG*	146	40,564
Luzerner Kantonalbank AG	5	2,659
Nestle SA	6,145	530,817

Novartis AG	4,431	399,929
OC Oerlikon Corp. AG*	424	7,565
Panalpina Welttransport Holding AG	28	4,633
Partners Group Holding AG	33	25,643
PSP Swiss Property AG	75	7,375
Roche Holding AG (TRQX)	55	13,744
Roche Holding AG (XBRN)	1,377	340,221
Schindler Holding AG (AQXE)	82	20,546
Schindler Holding AG (TRQX)	40	9,735
SFS Group AG*	36	4,524
SGS SA	10	26,882
Sika AG	4	34,651
Sonova Holding AG	104	16,760
St Galler Kantonalbank AG	5	2,804
STMicroelectronics NV	1,249	29,858
Straumann Holding AG	21	16,029
Sulzer AG	31	4,406
Sunrise Communications Group AG, 144A*	62	5,829
Swatch Group AG (The) (AQXE)	59	26,992
Swatch Group AG (The) (TRQX)	97	8,379
Swiss Life Holding AG*	66	24,783
Swiss Prime Site AG*	136	13,167
Swiss Re AG	616	60,758
Swisscom AG	44	24,028
Temenos Group AG*	113	15,616
UBS Group AG*	6,861	139,274
Vifor Pharma AG	100	14,707
Zurich Insurance Group AG	299	98,355

		2,824,444

Taiwan — 0.0%
FIT Hon Teng Ltd., 144A	2,000	1,253

United Kingdom — 15.1%
3i Group PLC	1,903	25,163
AA PLC	958	1,714
Admiral Group PLC	383	10,058
Aggreko PLC	439	5,029
Anglo American PLC	2,140	51,876
Ashmore Group PLC	825	5,036
Ashtead Group PLC	981	29,325
ASOS PLC*	102	10,769
Associated British Foods PLC	700	27,149
AstraZeneca PLC	2,501	173,603
Auto Trader Group PLC, 144A	1,886	9,643
Aviva PLC	7,852	57,284
B&M European Value Retail SA	1,711	10,099
Babcock International Group PLC	495	4,822
BAE Systems PLC	6,214	52,428
Balfour Beatty PLC	1,278	5,128
Barclays PLC	33,391	94,961
Barratt Developments PLC	2,030	16,863
BBA Aviation PLC	2,085	10,420
Beazley PLC	968	7,312
Bellway PLC	233	10,984
Berkeley Group Holdings PLC	247	13,908
Booker Group PLC	3,286	10,567
BP PLC	38,046	271,435
British American Tobacco PLC	4,532	309,747
British Land Co. PLC (The), REIT	1,979	18,785

Britvic PLC	484	5,047
BT Group PLC	16,437	60,053
BTG PLC*	726	7,666
Bunzl PLC	677	19,804
Burberry Group PLC	858	19,242
Capita PLC	1,266	3,277
Capital & Counties Properties PLC	1,355	5,690
Centrica PLC	11,191	21,233
Close Brothers Group PLC	291	6,506
CNH Industrial NV	1,877	27,755
Cobham PLC*	4,701	8,730
Coca-Cola European Partners PLC	301	12,088
Compass Group PLC	3,100	65,270
ConvaTec Group PLC, 144A	2,748	7,887
Croda International PLC	255	16,229
CYBG PLC	1,662	7,566
Daily Mail & General Trust PLC (Class A Stock)	550	4,982
DCC PLC	171	17,973
Derwent London PLC, REIT	186	7,736
Diageo PLC	4,879	175,607
Dialog Semiconductor PLC*	138	4,207
Direct Line Insurance Group PLC	2,857	14,979
Dixons Carphone PLC	1,865	5,185
Drax Group PLC	977	3,602
DS Smith PLC	1,909	13,644
Dunelm Group PLC	237	2,158
easyJet PLC	408	9,611
Essentra PLC	586	4,254
Experian PLC	1,839	42,385
Fiat Chrysler Automobiles NV*	2,137	51,649
G4S PLC	3,038	12,262
GKN PLC	3,302	19,819
GlaxoSmithKline PLC	9,542	177,616
Great Portland Estates PLC, REIT	600	5,675
Greene King PLC	642	4,758
Halma PLC	735	13,340
Hammerson PLC, REIT	1,546	10,829
Hargreaves Lansdown PLC	510	13,458
Hays PLC	2,578	7,401
Hiscox Ltd.	532	10,685
Howden Joinery Group PLC	1,111	7,326
HSBC Holdings PLC	39,825	424,879
IG Group Holdings PLC	773	8,487
IMI PLC	509	9,606
Imperial Brands PLC	1,885	77,574
Inchcape PLC	791	8,144
Indivior PLC*	1,328	7,587
Informa PLC	1,652	16,329
Inmarsat PLC	895	5,899
InterContinental Hotels Group PLC	383	25,627
Intermediate Capital Group PLC	524	8,616
International Consolidated Airlines Group SA	1,968	17,881
Intertek Group PLC	327	23,332
Intu Properties PLC, REIT	1,729	5,536
ITV PLC	7,285	17,277
J Sainsbury PLC	3,068	11,039
Janus Henderson Group PLC(a)	347	13,665
Jardine Lloyd Thompson Group PLC	258	4,935
JD Sports Fashion PLC	734	3,815
John Wood Group PLC	1,285	11,845

Johnson Matthey PLC	377	18,529
Jupiter Fund Management PLC	808	6,788
Just Eat PLC*	1,195	13,812
Kingfisher PLC	4,405	21,685
Land Securities Group PLC, REIT	1,383	19,690
Legal & General Group PLC	11,628	44,668
Liberty Global PLC (Class A Stock)*	433	16,186
Liberty Global PLC (Class C Stock)*	1,105	39,515
Lloyds Banking Group PLC	140,879	139,188
London Stock Exchange Group PLC	611	34,085
Man Group PLC	3,394	10,462
Manchester United PLC (Class A Stock)	81	1,628
Marks & Spencer Group PLC	3,117	13,329
Meggitt PLC	1,491	9,822
Merlin Entertainments PLC, 144A	1,467	6,842
Metro Bank PLC (Class A Stock)*	176	9,090
Micro Focus International PLC	861	26,320
Millennium & Copthorne Hotels PLC	304	2,312
Moneysupermarket.com Group PLC	1,094	5,261
National Grid PLC	6,786	77,755
NEX Group PLC	578	4,865
Next PLC	287	20,723
Ocado Group PLC*	950	6,798
Old Mutual PLC	9,271	30,771
Pearson PLC	1,615	15,896
Pennon Group PLC	833	8,515
Persimmon PLC	625	22,218
Petrofac Ltd.	600	4,521
Phoenix Group Holdings	760	8,249
Playtech PLC	545	6,134
Provident Financial PLC	260	2,489
Prudential PLC	5,105	138,193
Randgold Resources Ltd.	182	18,387
Reckitt Benckiser Group PLC	1,230	118,781
RELX NV	1,795	39,748
RELX PLC	2,097	46,406
Rentokil Initial PLC	3,628	15,303
Rightmove PLC	175	10,970
Rio Tinto Ltd.	823	50,671
Rio Tinto PLC	2,347	130,641
Rolls-Royce Holdings PLC*	3,223	39,993
Rotork PLC	1,884	7,905
Royal Bank of Scotland Group PLC*	6,474	26,481
Royal Mail PLC	1,847	12,306
RPC Group PLC	788	9,520
RSA Insurance Group PLC	1,982	17,440
Saga PLC	2,155	3,533
Sage Group PLC (The)	2,185	23,265
Schroders PLC (AQXE)	223	11,776
Schroders PLC (SGMX)	82	3,103
Segro PLC, REIT	1,909	15,788
Serco Group PLC*	1,763	2,221
Severn Trent PLC	447	12,422
Shaftesbury PLC, REIT	452	6,424
Sky PLC	2,029	30,516
Smith & Nephew PLC	1,712	30,805
Smiths Group PLC	808	18,350
Spectris PLC	246	9,113
Spirax-Sarco Engineering PLC	144	11,598
Sports Direct International PLC*	516	2,726

SSE PLC	2,002	37,127
St. James’s Place PLC	1,007	17,001
Stagecoach Group PLC	892	1,915
Standard Chartered PLC*	5,309	61,771
Standard Life Aberdeen PLC	5,472	33,076
Subsea 7 SA	535	8,333
TalkTalk Telecom Group PLC	900	1,520
Tate & Lyle PLC	940	8,569
Taylor Wimpey PLC	6,260	16,936
TechnipFMC PLC	905	29,292
Tesco PLC	15,949	47,418
Thomas Cook Group PLC	3,014	5,398
Travis Perkins PLC	503	10,431
UBM PLC	729	9,399
Unilever NV, CVA	3,022	174,437
Unilever PLC	2,281	129,096
United Utilities Group PLC	1,413	14,822
Vodafone Group PLC	52,611	167,715
Weir Group PLC (The)	427	13,387
WH Smith PLC	212	6,430
Whitbread PLC	356	19,621
William Hill PLC	1,681	7,392
Wm Morrison Supermarkets PLC	4,359	13,739
WPP PLC	2,403	43,518

		5,272,239

United States — 0.8%
Carnival PLC	347	24,483
Core Laboratories NV	85	9,716
Flex Ltd.*	1,034	18,622
ICON PLC*	102	11,171
Jazz Pharmaceuticals PLC*	112	16,323
Liberty Latin America Ltd. (Class A Stock)*	212	4,806
Liberty Latin America Ltd. (Class C Stock)*	87	1,953
Samsonite International SA	2,700	11,669
Seagate Technology PLC	561	30,967
Shire PLC	1,777	83,025
Taro Pharmaceutical Industries Ltd.*	23	2,339
TE Connectivity Ltd.	694	71,156

		286,230

TOTAL COMMON STOCKS (cost $26,697,636)		32,666,496

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG (PRFC)	109	10,654
FUCHS PETROLUB SE (PRFC)	145	7,937
Henkel AG & Co. KGaA (PRFC)	352	49,226
Jungheinrich AG (PRFC)	101	4,995
MAN SE (PRFC)	16	1,884
Porsche Automobil Holding SE (PRFC)	307	28,409
RWE AG (PRFC)	60	1,050
Sartorius AG (PRFC)	65	7,779
Schaeffler AG (PRFC)	157	3,124
Volkswagen AG (PRFC)	361	79,386

		194,444

Japan — 0.0%
Ito En Ltd. (PRFC)	100	2,069
Shinkin Central Bank (PRFC A)	2	4,391

		6,460

Spain — 0.0%
Grifols SA (PRFC B)	505	12,526

TOTAL PREFERRED STOCKS (cost $155,469)		213,430

EXCHANGE TRADED FUND — 2.1%
United States
iShares MSCI EAFE ETF (cost $624,399)	10,060	742,830

	Units
RIGHTS* — 0.0%
Italy — 0.0%
UniCredit SpA, expiring 02/21/18	4,399	22

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 02/05/18	487	255

TOTAL RIGHTS (cost $267)		277

TOTAL LONG-TERM INVESTMENTS (cost $27,477,771)		33,623,033

SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS — 1.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	595,953	595,953
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,211; includes $20,187 of cash collateral for securities on loan)(b)(w)	20,209	20,211

TOTAL AFFILIATED MUTUAL FUNDS (cost $616,163)		616,164

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $79,877)	80,000	79,876

TOTAL SHORT-TERM INVESTMENTS (cost $696,040)		696,040

TOTAL INVESTMENTS — 98.4% (cost $28,173,811)		34,319,073
Other assets in excess of liabilities(z) — 1.6%		540,682

NET ASSETS — 100.0%		$34,859,755

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,081 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,974; cash collateral of $20,187 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
6	Euro STOXX 50 Index	Mar. 2018	$268,176	$1,266
1	FTSE 100 Index	Mar. 2018	106,020	660
7	Mini MSCI EAFE Index	Mar. 2018	750,925	40,855
1	TOPIX Index	Mar. 2018	168,499	5,634

				$48,415

A security with a market value of $79,876 has been segregated with Morgan Stanley to cover requirement for open futures contracts at January 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,160,764	$—
Austria	—	115,948	—
Belgium	—	390,879	—
Chile	—	9,688	—
China	—	119,698	—
Colombia	—	13,576	—
Denmark	—	582,102	—
Finland	—	339,102	—
France	2,738	3,137,585	—
Germany	3,961	2,984,076	—
Ghana	—	7,410	—
Hong Kong	27,911	1,057,949	1,081
Ireland	14,607	180,761	—

Israel	23,888	116,020	—
Italy	—	815,016	—
Japan	—	7,784,629	—
Luxembourg	3,548	96,341	—
Macau	—	14,812	—
Malta	—	6,746	—
Netherlands	10,098	1,437,459	—
New Zealand	—	59,997	—
Norway	—	208,185	—
Portugal	—	60,579	—
Russia	27,958	5,621	—
Singapore	1,398	414,659	—
South Africa	—	29,356	—
Spain	—	1,088,353	—
Sweden	28,416	899,415	—
Switzerland	—	2,824,444	—
Taiwan	—	1,253	—
United Kingdom	83,082	5,189,157	—
United States	167,053	119,177	—
Preferred Stocks
Germany	—	194,444	—
Japan	—	6,460	—
Spain	—	12,526	—
Exchange Traded Fund
United States	742,830	—	—
Rights
Italy	—	22	—
Spain	255	—	—
Affiliated Mutual Funds	616,164	—	—
U.S. Treasury Obligation	—	79,876	—
Other Financial Instruments*
Futures Contracts	48,415	—	—

Total	$1,802,322	$32,564,085	$1,081

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	11.5%
Pharmaceuticals	6.4
Insurance	5.2
Oil, Gas & Consumable Fuels	4.4
Chemicals	3.6
Automobiles	3.4
Machinery	3.0
Metals & Mining	2.9
Food Products	2.8
Capital Markets	2.7
Exchange Traded Funds	2.1

Beverages	2.0
Diversified Telecommunication Services	2.0
Real Estate Management & Development	2.0
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	1.8
Electronic Equipment, Instruments & Components	1.7
Textiles, Apparel & Luxury Goods	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Personal Products	1.6
Food & Staples Retailing	1.5
Software	1.5
Auto Components	1.4
Electric Utilities	1.4
Electrical Equipment	1.4
Tobacco	1.4
Wireless Telecommunication Services	1.4
Health Care Equipment & Supplies	1.3

Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.3
Media	1.3
Trading Companies & Distributors	1.3
Household Durables	1.2
Aerospace & Defense	1.1
Professional Services	1.1
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	1.1
Construction & Engineering	0.9
Multi-Utilities	0.9
Biotechnology	0.8
Building Products	0.8
Household Products	0.8
IT Services	0.8
Specialty Retail	0.8
Diversified Financial Services	0.7
Transportation Infrastructure	0.7
Commercial Services & Supplies	0.6
Construction Materials	0.6
Health Care Providers & Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Air Freight & Logistics	0.4
Internet Software & Services	0.4
Communications Equipment	0.3
Containers & Packaging	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
Airlines	0.2
Internet & Direct Marketing Retail	0.2
Leisure Products	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
U.S. Treasury Obligations	0.2
Consumer Finance	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0	*

	98.4
Other assets in excess of liabilities	1.6

	100.0%

*	Less than +/- 0.05%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depository Receipt
AQXE	Aquis Exchange
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PRFC	Preference Shares
REIT(s)	Real Estate Investment Trust(s)
SDR	Swedish Depositary Receipt
SGMX	Sigma X MTF
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Exchange
UTS	Unit Trust Security
XBRN	BX Worldcaps Exchange

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.